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Oakmark Bond Fund
Oakmark Bond Fund

Harris Associates Investment Trust

Oakmark Bond Fund

Supplement dated April 30, 2021 to each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, each dated December 15, 2020

Effective on May 1, 2021:

(1) The fee table and expense example included in the Oakmark Bond Fund’s Summary Prospectus and Prospectus are hereby deleted and replaced with the following:
Annual Fund Operating Expenses - Oakmark Bond Fund		Advisor Class	Institutional Class	R6 Class
Management fees		0.39%	0.39%	0.39%
Distribution (12b-1) fees		none	none	none
Other expenses	[1]	1.91%	2.43%	2.43%
Total Annual Fund Operating Expenses		2.30%	2.82%	2.82%
Less: Fee waivers and/or Expense reimbursements		1.76%	2.30%	2.38%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	[2]	0.54%	0.52%	0.44%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]	Harris Associates L.P. (the "Adviser") has contractually undertaken to waive and/or reimburse certain fees and expenses of Advisor Class, Institutional Class, and R6 Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) ("annual operating expenses") of each class are limited to 0.54%, 0.52%, and 0.44% of average net assets, respectively. Each of these undertakings lasts until 1/27/2022 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the "non-interested" Trustees of the Trust. The Fund has agreed that each of Advisor Class, Institutional Class, and R6 Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.54%, 0.52%, and 0.44% of the class' average net assets, respectively, or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example - Oakmark Bond Fund - USD ($)	Advisor Class	Institutional Class	R6 Class
1 Year	$ 55	$ 53	$ 45
3 Years	$ 549	$ 655	$ 648

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.